UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                                         811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

1212 Avenue of the Americas, 10th Floor       New York, NY                                     10036

(Address of principal executive offices)                                              (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:                       (212) 205-8300

Date of fiscal year end:         April 30

Date of reporting period:      October 31, 2022

Item 1. Reports to Stockholders.

(Insert semi-annual report here)

Mirae Asset Discovery Funds
Semi-Annual Report
October 31, 2022
Emerging Markets Fund
Emerging Markets Great Consumer Fund

i

Mirae Asset Discovery Funds
Expense Examples (Unaudited)

As a Fund shareholder, you may incur three types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at May 1, 2022 and held for the entire period from May 1, 2022 through October 31, 2022.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 5/1/22	Actual Ending Account Value 10/31/22	Hypothetical Ending Account Value 10/31/22	Actual Expenses Paid During Period 5/1/22 – 10/31/22(1)	Hypothetical Expenses Paid During Period 5/1/22 – 10/31/22(1)	Annualized Expense Ratio During Period 5/1/22 – 10/31/22
Emerging Markets Fund	Class A	$1,000.00	$851.80	$1,018.15	$6.53	$7.12	1.40%
	Class C	1,000.00	848.70	1,014.37	10.02	10.92	2.15%
	Class I	1,000.00	852.90	1,019.41	5.37	5.85	1.15%
Emerging Markets Great Consumer Fund	Class A	1,000.00	827.80	1,018.15	6.45	7.12	1.40%
	Class C	1,000.00	824.30	1,014.37	9.89	10.92	2.15%
	Class I	1,000.00	828.90	1,019.41	5.30	5.85	1.15%

(1)
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (94.9%)
AIA Group Ltd. (Insurance)	50,400	$380,618
AL Rajhi Bank* (Banks)	21,163	479,953
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	101,480	807,955
Alpha Services and Holdings SA (Banks)	419,990	389,264
Arcos Dorados Holdings, Inc. A, Class A (Hotels, Restaurants & Leisure)	42,683	321,830
Banco Bradesco SA, Preference Shares (Banks)	77,420	297,100
Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	1,077,700	835,482
BYD Co. Ltd., Class H (Automobiles)	15,000	335,758
Capitec Bank Holdings Ltd. (Banks)	2,240	231,861
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	20,600	452,647
Clicks Group Ltd. (Food & Staples Retailing)	18,300	310,211
Dalmia Bharat Ltd. (Construction Materials)	2,633	50,926
FirstRand Ltd. (Diversified Financial Services)	73,970	259,239
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	33,924	283,904
Galaxy Cosmos Mezz PLC* (Diversified Financial Services)	15,555	2,512
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining)	56,080	379,373
Globant SA (Software)	880	166,038
Grab Holdings Ltd. (Road & Rail)	117,370	305,162
Grupo Financiero Banorte Sab de CV (Banks)	41,700	339,508
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	18,764	189,516
HDFC Bank Ltd. (Banks)	41,499	750,389
Hindalco Industries Ltd. (Metals & Mining)	75,845	371,700
Hyundai Motor Co. (Automobiles)	2,852	328,635
ICICI Bank Ltd. (Banks)	84,119	922,516
IHH Healthcare Berhad (Health Care Providers & Services)	831,300	1,046,601
Infosys Ltd. (IT Services)	32,211	597,580
Jahez International Co. (Internet & Direct Marketing Retail)	698	150,532
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	16,092	300,494
Kasikornbank Public Co. Ltd. NVDR (Banks)	50,300	192,991
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	335,509	341,498
LG Chem Ltd. (Chemicals)	1,039	455,360
Locaweb Servicos de Internet SA (IT Services)	72,800	153,499
LONGi Green Energy Technology Co. Ltd.* (Semiconductors & Semiconductor Equipment)	69,755	458,598
Mahindra & Mahindra Ltd. (Automobiles)	24,810	404,226
Mando Corp. (Auto Components)	6,974	241,336
Marico, Ltd. (Food Products)	95,855	607,457
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	4,000	72,894
Meituan, Class B* (Internet & Direct Marketing Retail)	38,700	615,303
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	206	185,734
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	64,878	620,347
NU Holdings Ltd., Class A (Banks)	32,550	162,750
Ozon Holdings PLC ADR (Internet & Direct Marketing Retail)(a)	12,600	—
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	36,300	209,445
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	147,070	611,607
	Shares	Value
Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	6,414	$351,680
POSCO Holdings, Inc. (Metals & Mining)	2,216	386,777
Prestige Estates Projects, Ltd. (Real Estate Management & Development)	62,921	335,994
Prudential PLC (Insurance)	72,500	673,332
PT Bank Rakyat Indonesia Persero TBK (Banks)	1,513,900	450,588
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	12,819	394,857
Riyue Heavy Industry Co., Ltd. (Machinery)	187,594	567,820
Rumo SA (Road & Rail)	70,917	304,962
Samsonite International SA* (Textiles, Apparel & Luxury Goods)	221,700	476,762
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	14,247	592,545
Samsung Electronics Co. Ltd. Pref. (Technology Hardware, Storage & Peripherals)	15,738	587,803
Sands China Ltd.* (Hotels, Restaurants & Leisure)	136,800	238,765
Saudi Tadawul Group Holding Co. (Capital Markets)	6,670	385,627
Sea Ltd. ADR (Entertainment)	5,750	285,660
Shinhan Financial Group Co. Ltd. (Banks)	13,050	332,070
Sibanye Stillwater, Ltd. (Metals & Mining)	97,585	228,335
Standard Chartered PLC (Banks)	96,000	574,209
Suzano SA (Paper & Forest Products)	41,000	422,717
Swire Pacific, Ltd., Class A (Real Estate Management & Development)	80,500	532,776
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	62,000	746,288
Techtronic Industries Co. Ltd. (Machinery)	9,500	89,617
Tencent Holdings Ltd. (Interactive Media & Services)	26,700	699,355
The Saudi National Bank (Banks)	28,330	447,935
Tongwei Co. Ltd., Class A (Food Products)	88,939	528,893
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	21,499	486,522
United International Transportation Co. (Road & Rail)	6,000	73,068
Vietnam Technological & Commercial Joint Stock Bank (Banks)	305,180	301,380
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	126,800	489,908
X5 Retail Group NV GDR (Food & Staples Retailing)(a)	23,720	—
Yandex NV Russia, Class A (Interactive Media & Services)(a)	2,500	—
Yandex NV US, Class A (Interactive Media & Services)(a)	7,580	—
Zomato Ltd. (Internet & Direct Marketing Retail)	720,720	549,427
TOTAL COMMON STOCKS
(Cost $35,926,588)		29,156,021
TOTAL INVESTMENTS
(Cost $35,926,588) – 94.9%		29,156,021
Other Net Assets (Liabilities) – 5.1%		1,564,686
NET ASSETS – 100.0%		$30,720,707

*
Non-income producing security

(a)
Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of October 31, 2022. The total of all such securities represent 0.0% of the net assets of the Fund.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

NVDR
Non Voting Depositary Receipt

PCL
Public Company Limited

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2022 (Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2022:
	Value	% of Net Assets
Auto Components	$241,336	0.8%
Automobiles	1,068,619	3.5%
Banks	6,062,030	19.8%
Capital Markets	385,627	1.3%
Chemicals	455,360	1.5%
Construction Materials	50,926	0.2%
Diversified Financial Services	261,751	0.8%
Entertainment	285,660	0.9%
Food & Staples Retailing	800,119	2.7%
Food Products	1,136,350	3.7%
Health Care Providers & Services	2,502,430	8.1%
Hotels, Restaurants & Leisure	1,354,740	4.5%
Insurance	1,053,950	3.4%
Interactive Media & Services	699,355	2.3%
Internet & Direct Marketing Retail	3,447,647	11.2%
IT Services	751,079	2.4%
Machinery	657,437	2.1%
Metals & Mining	1,366,185	4.4%
Oil, Gas & Consumable Fuels	888,206	2.9%
Paper & Forest Products	422,717	1.4%
Real Estate Management & Development	868,770	2.8%
Road & Rail	683,192	2.2%
Semiconductors & Semiconductor Equipment	1,277,780	4.2%
Software	166,038	0.5%
Technology Hardware, Storage & Peripherals	1,180,348	3.7%
Textiles, Apparel & Luxury Goods	1,088,369	3.6%
Other Net Assets	1,564,686	5.1%
Total	$30,720,707	100.0%
The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2022:
	Value	% of Net Assets
Argentina	$507,564	1.7%
Brazil	1,550,473	5.0%
China	5,984,398	19.4%
Colombia	283,904	0.9%
Cyprus	2,512	—%^
Greece	389,264	1.3%
Hong Kong	2,292,747	7.5%
India	5,946,917	19.4%
Indonesia	450,588	1.5%
Kazakhstan	189,516	0.6%
Luxembourg	166,038	0.5%
Mexico	829,416	2.7%
Russia	—	—%^
Saudi Arabia	1,537,115	5.0%
Singapore	590,822	1.9%
South Africa	1,029,646	3.4%
South Korea	3,971,127	12.9%
Taiwan	819,182	2.7%
Thailand	1,028,473	3.3%
United Kingdom	673,332	2.2%
Vietnam	912,987	3.0%
Other Net Assets	1,564,686	5.1%
Total	$30,720,707	100.0%

^
Represents less than 0.05%.

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (96.2%)
Airports of Thailand Public Co. Ltd. NVDR* (Transportation Infrastructure)	7,555,200	$14,692,460
AL Rajhi Bank* (Banks)	393,288	8,919,330
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	2,751,200	21,904,300
Alpha Services and Holdings SA (Banks)	7,287,732	6,754,568
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	77,800	683,899
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	333,454	18,199,021
Arcos Dorados Holdings, Inc. A, Class A (Hotels, Restaurants & Leisure)	728,650	5,494,021
Asian Paints Ltd. (Chemicals)	458,991	17,259,719
Ayala Land, Inc. (Real Estate Management & Development)	13,573,605	6,039,885
Banco Bradesco SA, Preference Shares (Banks)	1,563,530	6,000,071
Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	15,294,100	11,856,670
Britannia Industries Ltd. (Food Products)	106,050	4,825,789
BYD Co. Ltd., Class H (Automobiles)	1,054,500	23,603,797
Capitec Bank Holdings Ltd. (Banks)	38,000	3,933,363
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	668,154	14,681,444
China Tourism Group Duty Free Corp Ltd. H, Class H (Specialty Retail)	67,000	1,325,592
Clicks Group Ltd. (Food & Staples Retailing)	342,500	5,805,859
CP All Public Co. Ltd. (Food & Staples Retailing)	7,938,900	12,517,811
FirstRand Ltd. (Diversified Financial Services)	1,286,384	4,508,331
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	652,003	5,331,809
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	652,187	5,458,032
Galaxy Cosmos Mezz PLC* (Diversified Financial Services)	269,916	43,580
Globant SA (Software)	15,417	2,908,880
Grab Holdings Ltd. (Road & Rail)	1,038,093	2,699,042
Grupo Financiero Banorte Sab de CV (Banks)	786,243	6,401,341
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	384,366	3,882,097
HDFC Bank Ltd. (Banks)	813,786	14,714,953
Hindustan Unilever Ltd. (Household Products)	279,080	8,600,071
ICICI Bank Ltd. (Banks)	714,979	7,841,032
IHH Healthcare Berhad (Health Care Providers & Services)	6,588,700	8,295,126
Jahez International Co. (Internet & Direct Marketing Retail)	14,198	3,061,973
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	34,257	639,698
Kakao Corp. (Interactive Media & Services)	136,211	4,829,318
Kasikornbank Public Co. Ltd. NVDR (Banks)	1,184,100	4,543,160
LG Household & Health Care Ltd. (Personal Products)	15,279	5,457,207
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	3,402,500	17,598,989
Locaweb Servicos de Internet SA (IT Services)	1,396,200	2,943,893
Meituan, Class B* (Internet & Direct Marketing Retail)	893,400	14,204,438
	Shares	Value
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	4,084	$3,682,216
NAVER Corp. (Interactive Media & Services)	40,650	4,819,770
Nestle India Ltd. (Food Products)	48,130	11,840,774
NIO, Inc., Class A* (Automobiles)	168,830	1,631,170
Nongfu Spring Co., Ltd. H, Class H (Beverages)	359,000	1,804,284
NU Holdings Ltd., Class A (Banks)	545,300	2,726,500
Ozon Holdings PLC ADR (Internet & Direct Marketing Retail)(a)	221,400	2
Proya Cosmetics Co. Ltd., Class A (Personal Products)	136,934	3,136,273
PT Bank Central Asia TBK (Banks)	28,312,300	15,956,191
PT Bank Rakyat Indonesia Persero TBK (Banks)	29,447,500	8,764,568
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	24,027,200	6,777,277
Raia Drogasil SA (Food & Staples Retailing)	947,400	4,857,333
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	496,971	15,307,950
Rumo SA (Road & Rail)	1,407,691	6,053,442
Saudi Tadawul Group Holding Co. (Capital Markets)	127,155	7,351,487
Saudi Telecom Co. (Diversified Telecommunication Services)	133,700	1,437,787
Sea Ltd. ADR (Entertainment)	82,276	4,087,471
Shanghai International Airport Co. Ltd., Class A* (Transportation Infrastructure)	1,749,279	12,794,809
Sibanye Stillwater, Ltd. (Metals & Mining)	1,767,800	4,136,396
SM Prime Holdings, Inc. (Real Estate Management & Development)	12,891,600	7,046,465
Suzano SA (Paper & Forest Products)	817,500	8,428,569
TCS Group Holdings PLC GDR (Banks)(a)	144,770	1
Tencent Holdings Ltd. (Interactive Media & Services)	267,000	6,993,554
The Saudi National Bank (Banks)	511,730	8,091,131
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	219,280	4,962,306
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,323,000	8,975,206
X5 Retail Group NV GDR (Food & Staples Retailing)(a)	573,800	6
Xpeng, Inc., A Shares (Automobiles)	189,300	624,818
Yandex NV US, Class A (Interactive Media & Services)(a)	176,301	1
Yandex NV Russia, Class A (Interactive Media & Services)(a)	53,100	1
TOTAL COMMON STOCKS
(Cost $605,140,131)		470,748,327
TOTAL INVESTMENTS
(Cost $605,140,131) – 96.2%		470,748,327
Other Net Assets (Liabilities) – 3.8%		18,774,991
NET ASSETS – 100.0%		$489,523,318

*
Non-income producing security

(a)
Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of October 31, 2022. The total of all such securities represent 0.0% of the net assets of the Fund.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

NVDR
Non Voting Depositary Receipt

PCL
Public Company Limited

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2022 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2022:
	Value	% of Net Assets
Automobiles	$25,859,785	5.3%
Banks	98,528,306	20.1%
Beverages	1,804,284	0.4%
Capital Markets	7,351,487	1.5%
Chemicals	17,259,719	3.5%
Diversified Financial Services	4,551,911	0.9%
Diversified Telecommunication Services	8,215,064	1.7%
Entertainment	4,087,471	0.8%
Food & Staples Retailing	32,156,215	6.7%
Food Products	21,998,372	4.5%
Health Care Providers & Services	38,350,817	7.8%
Hotels, Restaurants & Leisure	20,175,465	4.1%
Household Products	8,600,071	1.8%
Interactive Media & Services	16,642,644	3.4%
Internet & Direct Marketing Retail	48,454,933	10.0%
IT Services	2,943,893	0.6%
Metals & Mining	4,136,396	0.8%
Oil, Gas & Consumable Fuels	20,765,982	4.2%
Paper & Forest Products	8,428,569	1.7%
Personal Products	8,593,480	1.7%
Real Estate Management & Development	13,086,350	2.7%
Road & Rail	8,752,484	1.8%
Software	2,908,880	0.6%
Specialty Retail	1,325,592	0.3%
Textiles, Apparel & Luxury Goods	18,282,888	3.7%
Transportation Infrastructure	27,487,269	5.6%
Other Net Assets	18,774,991	3.8%
Total	$489,523,318	100.0%
The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2022:
	Value	% of Net Assets
Argentina	$9,176,237	1.9%
Brazil	31,009,808	6.3%
China	131,921,180	27.0%
Colombia	5,458,032	1.1%
Cyprus	43,583	—%^
Greece	6,754,568	1.4%
India	98,589,309	20.1%
Indonesia	31,498,036	6.4%
Kazakhstan	3,882,097	0.8%
Luxembourg	2,908,880	0.6%
Mexico	15,376,547	3.1%
Philippines	13,086,350	2.7%
Russia	8	—%^
Saudi Arabia	28,861,708	5.9%
Singapore	6,786,513	1.4%
South Africa	18,383,949	3.8%
South Korea	23,401,421	4.8%
Thailand	43,610,101	8.9%
Other Net Assets	18,774,991	3.8%
Total	$489,523,318	100.0%

^
Represents less than 0.05%.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2022 (Unaudited)

	Emerging Markets Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $35,926,588 and $605,140,131)	$29,156,021	$470,748,327
Foreign currency, at value (Cost $134,216 and $3,139,737)	136,668	3,123,795
Cash	1,425,380	13,266,866
Dividends and interest receivable	8,646	957,410
Receivable for investments sold	158,002	6,118,208
Receivable for capital shares issued	3,542	488,099
Reclaims receivable	3,077	18,964
Prepaid expenses	19,695	96,366
Total Assets	30,911,031	494,818,035
Liabilities:
Payable for investments purchased	—	706,651
Payable for capital shares redeemed	56,497	950,801
Payable to Manager	254	311,135
Deferred foreign taxes	118,636	2,968,642
Accrued expenses:
Administration	5,945	5,945
Distribution	1,929	12,221
Fund accounting	3,551	14,454
Transfer agent	706	103,589
Custodian	1,548	78,651
Legal and audit fees	492	52,837
Trustee	338	41,794
Printing	211	25,668
Other	217	22,329
Total Liabilities	190,324	5,294,717
Net Assets	$30,720,707	$489,523,318
Net Assets consist of:
Paid in Capital	$43,021,581	$905,934,252
Total distributable earnings/(loss)	(12,300,874)	(416,410,934)
Net Assets	$30,720,707	$489,523,318
Net Assets:
Class A	$1,010,470	$22,077,783
Class C	2,130,355	7,858,659
Class I	27,579,882	459,586,876
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	104,073	2,107,081
Class C	241,875	828,915
Class I	2,767,003	42,554,840
Net Asset Value (redemption price per share):
Class A	$9.71	$10.48
Class C(a)	$8.81	$9.48
Class I	$9.97	$10.80
Maximum Sales Charge:
Class A	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$10.30	$11.12
Amounts shown as “—” are either $0 or round to $0.
(a)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2022 (Unaudited)

	Emerging Markets Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$446,881	$5,324,754
Foreign tax withholding	(48,159)	(626,125)
Total Investment Income	398,722	4,698,629
Expenses:
Manager fees	206,556	3,200,847
Administration fees	35,287	36,114
Distribution fees – Class A	4,074	32,835
Distribution fees – Class C	10,050	51,115
Fund accounting fees	25,513	48,630
Transfer agent fees	13,006	305,045
Custodian fees	27,960	227,766
Trustee fees	5,082	101,256
Legal and audit fees	7,402	128,010
State registration and filing fees	21,736	43,261
Line of credit fees	8,841	34,327
Other fees	8,154	149,072
Total Expenses before fee reductions	373,661	4,358,278
Waivers and/or reimbursements from the Manager	(120,187)	(567,828)
Total Net Expenses	253,474	3,790,450
Net Investment Income (Loss)	145,248	908,179
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	(5,459,655)	(85,615,905)
Net realized gains (losses) on foreign currency transactions	(109,880)	(866,742)
Foreign taxes on realized gains (losses)	(199,702)	(577,719)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(358,718)	(29,525,506)
Net Change in foreign taxes on unrealized gains (losses)	79,761	587,271
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(6,048,194)	(115,998,601)
Change in Net Assets Resulting From Operations	$(5,902,946)	$(115,090,422)
See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Emerging Markets Great Consumer Fund
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$145,248	$140,440	$908,179	$(3,854,701)
Net realized gains (losses) on investments	(5,459,655)	5,773,371	(85,615,906)	(185,211,694)
Net realized gains (losses) on foreign currency transactions	(109,880)	(157,908)	(866,741)	(1,890,573)
Foreign taxes on realized gains	(199,702)	(637,850)	(577,719)	(2,321,877)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	(278,957)	(17,553,689)	(28,938,235)	(293,986,452)
Change in net assets resulting from operations	(5,902,946)	(12,435,636)	(115,090,422)	(487,265,297)
Distributions to Shareholders:
Class A	—	(509,633)	—	(3,395,746)
Class C	—	(161,206)	—	(1,375,091)
Class I	—	(3,367,713)	—	(91,007,872)
Change in net assets from distributions	—	(4,038,552)	—	(95,778,709)
Change in net assets from capital transactions	(12,533,080)	2,676,837	(251,006,591)	(267,220,893)
Change in net assets	(18,436,026)	(13,797,351)	(366,097,013)	(850,264,899)
Net Assets:
Beginning of period	49,156,733	62,954,084	855,620,331	1,705,885,230
End of period	$30,720,707	$49,156,733	$489,523,318	$855,620,331
Capital Transactions:
Class A
Proceeds from shares issued	$241,699	$4,337,843	$3,411,707	$14,593,064
Dividends reinvested	—	380,276	—	3,209,874
Cost of shares redeemed	(4,117,433)	(1,046,533)	(5,280,075)	(25,088,608)
Class C
Proceeds from shares issued	938,100	185,664	125,286	1,087,753
Dividends reinvested	—	148,576	—	1,328,541
Cost of shares redeemed	(128,108)	(225,278)	(2,429,852)	(5,483,418)
Class I
Proceeds from shares issued	12,983,271	13,494,427	87,301,650	569,568,861
Dividends reinvested	—	2,885,984	—	77,464,574
Cost of shares redeemed	(22,450,609)	(17,484,122)	(334,135,307)	(903,901,534)
Change in net assets resulting from capital transactions	$(12,533,080)	$2,676,837	$(251,006,591)	$(267,220,893)
Share Transactions:
Class A
Issued	22,138	276,286	289,925	783,670
Reinvested	—	28,787	—	207,893
Redeemed	(376,575)	(77,281)	(446,370)	(1,499,447)
Class C
Issued	93,796	14,238	11,623	63,389
Reinvested	—	12,320	—	94,491
Redeemed	(12,814)	(18,087)	(227,429)	(343,245)
Class I
Issued	1,144,223	949,517	7,035,229	32,570,928
Reinvested	—	213,303	—	4,878,122
Redeemed	(1,991,797)	(1,174,846)	(27,020,337)	(54,235,749)
Change in shares	(1,121,029)	224,237	(20,357,359)	(17,479,948)
Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000’s)	Portfolio Turnover(d)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2022 (Unaudited)	$11.40	0.03	(1.72)	(1.69)	—	—	—	$9.71	(14.82)%	1.40%	0.59%	1.90%	$1,010	47%
Year Ended April 30, 2022	$15.46	—(e)	(3.01)	(3.01)	—	(1.05)	(1.05)	$11.40	(20.37)%	1.40%	(0.02)%	1.78%	$5,229	106%
Year Ended April 30, 2021	$9.86	—(e)	5.78	5.78	(0.18)	—	(0.18)	$15.46	58.79%	1.40%	(0.02)%	1.80%	$3,566	123%
Year Ended April 30, 2020	$11.64	(0.02)	(1.76)	(1.78)	—	—	—	$9.86	(15.29)%	1.40%	(0.15)%	1.86%	$2,552	95%
Year Ended April 30, 2019	$13.16	0.02	(1.06)	(1.04)	—	(0.48)	(0.48)	$11.64	(7.31)%	1.43%(f)	0.18%	1.87%	$2,898	156%
Year Ended April 30, 2018	$10.80	(0.03)	2.39	2.36	—	—	—	$13.16	21.85%	1.50%	(0.22)%	2.08%	$4,889	72%
Class C
Six Months Ended October 31, 2022 (Unaudited)	$10.38	(0.01)	(1.56)	(1.57)	—	—	—	$8.81	(15.13)%	2.15%	(0.29)%	2.76%	$2,130	47%
Year Ended April 30, 2022	$14.28	(0.09)	(2.76)	(2.85)	—	(1.05)	(1.05)	$10.38	(20.95)%	2.15%	(0.70)%	2.52%	$1,670	106%
Year Ended April 30, 2021	$9.12	(0.09)	5.34	5.25	(0.09)	—	(0.09)	$14.28	57.69%	2.15%	(0.78)%	2.55%	$2,176	123%
Year Ended April 30, 2020	$10.85	(0.06)	(1.67)	(1.73)	—	—	—	$9.12	(15.94)%	2.15%	(0.53)%	2.60%	$1,661	95%
Year Ended April 30, 2019	$12.40	(0.08)	(0.99)	(1.07)	—	(0.48)	(0.48)	$10.85	(8.01)%	2.18%(f)	(0.78)%	2.69%	$2,466	156%
Year Ended April 30, 2018	$10.26	(0.11)	2.25	2.14	—	—	—	$12.40	20.86%	2.25%	(0.93)%	2.92%	$2,162	72%
Class I
Six Months Ended October 31, 2022 (Unaudited)	$11.69	0.04	(1.76)	(1.72)	—	—	—	$9.97	(14.71)%	1.15%	0.76%	1.73%	$27,580	47%
Year Ended April 30, 2022	$15.78	0.04	(3.08)	(3.04)	—	(1.05)	(1.05)	$11.69	(20.14)%	1.15%	0.31%	1.52%	$42,258	106%
Year Ended April 30, 2021	$10.05	0.03	5.91	5.94	(0.21)	—	(0.21)	$15.78	59.28%	1.15%	0.22%	1.55%	$57,212	123%
Year Ended April 30, 2020	$11.84	0.06	(1.85)	(1.79)	—	—	—	$10.05	(15.12)%	1.15%	0.54%	1.60%	$46,976	95%
Year Ended April 30, 2019	$13.39	0.03	(1.07)	(1.04)	(0.03)	(0.48)	(0.51)	$11.84	(7.14)%	1.18%(f)	0.27%	1.66%	$76,438	156%
Year Ended April 30, 2018	$10.96	—(e)	2.43	2.43	—	—	—	$13.39	22.17%	1.25%	0.03%	1.94%	$66,004	72%
Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2022 (Unaudited)	$12.66	—(e)	(2.18)	(2.18)	—	—	—	$10.48	(17.22)%	1.40%	0.02%	1.58%	$22,078	18%
Year Ended April 30, 2022	$20.02	(0.09)	(5.98)	(6.07)	—	(1.29)	(1.29)	$12.66	(31.48)%	1.40%	(0.49)%	1.44%	$28,652	71%
Year Ended April 30, 2021	$14.86	(0.07)	6.09	6.02	—	(0.86)	(0.86)	$20.02	40.70%	1.40%	(0.35)%	1.45%	$55,496	49%
Year Ended April 30, 2020	$15.03	—(e)	(0.07)	(0.07)	(0.04)	(0.06)	(0.10)	$14.86	(0.50)%	1.40%	—%(e)	1.58%	$31,766	60%
Year Ended April 30, 2019	$14.89	—(e)	0.14	0.14	—	—	—	$15.03	0.94%	1.43%(f)	—%(e)	1.66%	$27,673	46%
Year Ended April 30, 2018	$11.82	(0.08)	3.15	3.07	—	—	—	$14.89	25.97%	1.50%	(0.53)%	1.78%	$45,145	52%
Class C
Six Months Ended October 31, 2022 (unaudited)	$11.50	(0.04)	(1.98)	(2.02)	—	—	—	$9.48	(17.57)%	2.15%	(0.73)%	2.33%	$7,859	18%
Year Ended April 30, 2022	$18.46	(0.20)	(5.47)	(5.67)	—	(1.29)	(1.29)	$11.50	(31.99)%	2.15%	(1.23)%	2.19%	$12,011	71%
Year Ended April 30, 2021	$13.85	(0.19)	5.66	5.47	—	(0.86)	(0.86)	$18.46	39.68%	2.15%	(1.11)%	2.20%	$22,710	49%
Year Ended April 30, 2020	$14.08	(0.08)	(0.09)	(0.17)	—	(0.06)	(0.06)	$13.85	(1.24)%	2.15%	(0.59)%	2.33%	$15,850	60%
Year Ended April 30, 2019	$14.05	(0.12)	0.15	0.03	—	—	—	$14.08	0.21%	2.18%(f)	(0.93)%	2.41%	$18,556	46%
Year Ended April 30, 2018	$11.24	(0.16)	2.97	2.81	—	—	—	$14.05	25.00%	2.25%	(1.20)%	2.53%	$18,221	52%
Class I
Six Months Ended October 31, 2022 (Unaudited)	$13.03	0.02	(2.25)	(2.23)	—	—	—	$10.80	(17.11)%	1.15%	0.31%	1.33%	$459,587	18%
Year Ended April 30, 2022	$20.52	(0.04)	(6.16)	(6.20)	—	(1.29)	(1.29)	$13.03	(31.34)%	1.15%	(0.24)%	1.19%	$814,957	71%
Year Ended April 30, 2021	$15.18	(0.02)	6.22	6.20	—	(0.86)	(0.86)	$20.52	41.03%	1.15%	(0.10)%	1.20%	$1,627,679	49%
Year Ended April 30, 2020	$15.34	—(e)	(0.03)	(0.03)	(0.07)	(0.06)	(0.13)	$15.18	(0.23)%	1.15%	0.01%	1.33%	$545,917	60%
Year Ended April 30, 2019	$15.15	—(e)	0.19	0.19	—	—	—	$15.34	1.25%	1.18%(f)	0.03%	1.41%	$336,482	46%
Year Ended April 30, 2018	$12.00	(0.03)	3.18	3.15	—	—	—	$15.15	26.25%	1.25%	(0.23)%	1.53%	$217,808	52%

(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence. Not annualized for periods less than 1 year.

(c)
Annualized.

(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than 1 year.

(e)
Amount is less than $0.005 or 0.005%.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of two operating series. This report includes information about the following series of the Trust: Emerging Markets Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.” The Emerging Markets Fund and Emerging Markets Great Consumer Fund each have a fiscal year-end of April 30th.
Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that are no longer subject to a deferred sales charge may be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Fixed-income securities are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” In the absence of available quotations, fixed-income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short-term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy, unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security.
A summary of the valuations as of October 31, 2022, based upon the three levels defined above, are identified below for each Fund.
	Level 1	Level 2	Level 3		Total Investments
Emerging Markets Fund
Common Stock*	$20,804,337	$8,351,684	$	—#	$29,156,021
Total Investments	$20,804,337	$8,351,684		$—	$29,156,021
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Great Consumer Fund
Common Stock*	$357,020,501	$113,727,815	$11	$470,748,327
Total Investments	$357,020,501	$113,727,815	$11	$470,748,327

*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#
Represents the interest in securities that were determined to have a value that equal or round to $0 at October 31, 2022.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

Foreign Currency Transactions
The Fund’s accounting records are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Distributions to Shareholders
Each of the Funds intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.
Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the period ended October 31, 2022.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets Fund	0.99%
Emerging Markets Great Consumer Fund	0.99%
The Manager, with respect to each of the Funds, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund. The Funds do not compensate the Sub-Manager. Pursuant to the Sub-Management Agreement, the Manager compensates the Sub-Manager with a portion of the management fee it receives from the Fund, if any, for providing sub-advisory services to such Fund. Such fees are payable monthly at an annualized rate of the average daily net assets of each Fund as follows: 35% of those fees derived from assets allocated to, and managed by, Mirae Asset Hong Kong. Effective on May 13, 2021, the minimum and maximum allocation amounts upon which the Sub-Manager is paid are 30% and 70%, respectively, of the average daily percentage of each Fund’s net assets.
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2023 as follows:
	Class A	Class C	Class I
Emerging Markets Fund	1.40%	2.15%	1.15%
Emerging Markets Great Consumer Fund	1.40%	2.15%	1.15%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2022, the repayments that may potentially be made by the Funds are as follows:
	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Total
Emerging Markets Fund	$290,813	$221,218	$217,539	$120,187	$849,757
Emerging Markets Great Consumer Fund	831,534	569,714	523,873	567,828	2,492,949
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

The Funds have a committed $60,000,000 line of credit facility with Citibank, N.A., expiring April 21, 2023. Borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. The average loans for the days outstanding and average interest rate for each Fund during the period ended October 31, 2022, were as follows:
	Amount Outstanding at October 31, 2022	Average Borrowings*	Days Outstanding	Average Rate	Maximum Borrowings During the Year
Emerging Markets Fund	$—	$1,773,684	38	5.23%	$4,200,000
Emerging Markets Great Consumer Fund	—	28,181,818	11	4.09%	40,000,000

*
For the period ended October 31, 2022, based on the number of days borrowings were outstanding.

Interest charged under this facility during the period ended October 31, 2022 are identified as “Line of credit fees” on the accompanying Statements of Operations.
Funds Distributor, LLC (the “Distributor”) serves as the Distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The Distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2022 as follows:
	Class A	Class C
Emerging Markets Fund	$845	$—
Emerging Markets Great Consumer Fund	—	—
The Distributor received contingent deferred sales charges from shareholder redemptions during the period ended October 31, 2022 as follows:
Emerging Markets Fund	$—
Emerging Markets Great Consumer Fund	114
For the period ended October 31, 2022, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$1,695
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	32,784
Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.
4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2022 were as follows:
	Purchases	Sales
Emerging Markets Fund	$18,545,317	$30,999,424
Emerging Markets Great Consumer Fund	112,053,668	353,252,765
5. Investment Risks
Asset Allocation Risk
Each Fund’s ability to achieve its investment objective will depend, in part, on the Manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the Manager’s evaluations and assumptions may be incorrect in view of actual market condition.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

Credit Risk
The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Fixed Income Securities Risk
Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Growth Investing Risk
Investments in growth-focused companies may be more volatile than other stocks or the market as a whole. Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.
Market Disruption and Geopolitical Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises, such as the coronavirus (“COVID-19”) outbreak, and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments.
The Russia military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The impact of these tensions may include significant negative impacts on the markets for certain securities and commodities, such as oil and

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

natural gas. The United States and other countries have imposed broad-ranging economic sanctions. These, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of Russian-issued investments or investments from issuers in other countries affected by the invasion may fluctuate widely as a result of the conflict. Because the duration of the conflict and related events is unknown, these events could have a significant impact on the performance of the Funds.
6. Recent Regulatory and Accounting Pronouncements
The Securities Exchange Commission adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permitted boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defined when market quotations were “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. There were minimal impacts on the Funds' operations, oversight and financial statements. The compliance date for Rule 2a-5 was September 8, 2022. The Manager was designated by the Board to perform the fair valuations when the Funds' investments were not readily available or did not have reliable market quotations.
7. Federal Income Tax Information
At April 30, 2022, the Funds had net capital loss carryforwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders:
During the tax year ended April 30, 2022, CLCFs originating in the tax year and not subject to expiration:
	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Great Consumer Fund	$161,509,743	$—	$161,509,743
Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of April 30, 2022, the following Funds’ deferred losses were as follows:
	Late Year Ordinary Loss Deferred	Total
Emerging Markets Fund	$367,070	$367,070
Emerging Markets Great Consumer Fund	3,546,108	3,546,108
As of April 30, 2022, the following reclassifications, primarily attributable to net operating losses, were made to increase (decrease) such accounts with offsetting adjustments as indicated:
	Total Distributable Earnings/ (Accumulated Loss)	Paid in Capital
Emerging Markets Great Consumer Fund	$4,521,069	$(4,521,069)
The tax character of distributions paid to shareholders during the tax year ended April 30, 2022 were as follows:
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
Emerging Markets Fund	$—	$4,038,552	$4,038,552
Emerging Markets Great Consumer Fund	40,740,902	55,037,807	95,778,709
As of April 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Long-Term Capital Gains	Late Year Ordinary Loss Deferrals	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)(a)(b)	Total Accumulated Earnings/ (Deficit)
Emerging Markets Fund	$2,887,713	$(367,070)	$—	$(8,918,571)	$(6,397,928)
Emerging Markets Great Consumer Fund	—	(3,546,108)	(161,509,743)	(136,264,661)	(301,320,512)

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2022

(a)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

(b)
Net of deferred capital gains tax of  $(198,396) and $(3,555,913), respectively. Net of foreign currency of  $1,149 and $30,649, respectively.

At April 30, 2022, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, including deferred tax on foreign capital gains, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$56,150,446	$3,776,278	$(12,497,602)	$(8,721,324)
Emerging Markets Great Consumer Fund	959,776,436	72,141,262	(204,880,660)	(132,739,398)
8. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2022, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), and representing ownership as follows:
Beneficial Ownership
Emerging Markets Fund	30%
Emerging Markets Great Consumer Fund	35%
9. Subsequent Events
Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure, except as noted below.
On November 11, 2022, the Board approved a reorganization of the Funds into the Global X Funds, in which the Funds will operate as actively managed exchange-traded funds, pending the Funds’ shareholder approval. The special shareholder meeting will take place on March 1, 2023. If the shareholders of the Funds approve the reorganization, the conversion is expected to occur on or about April 14, 2023. A notice of the special shareholder meeting and a proxy statement/prospectus seeking shareholder approval for the reorganization is expected to be sent to shareholders on or about January 17, 2023.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement and the Sub-Management Agreement (Unaudited)

Emerging Markets Fund
Emerging Markets Great Consumer Fund
Approval of Investment Management Agreement and Sub-Management Agreement
On June 16, 2022, as well as during a special telephonic meeting on May 25, 2022, the Board of Trustees (the “Board”) of Mirae Asset Discovery Funds (the “Trust”) considered the renewal of the following: (1) the Investment Management Agreement, as amended, between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) for the Emerging Markets Fund (“Emerging Markets Fund”) and the Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (collectively, the “Funds”); and (2) the Sub-Management Agreement, as amended on May 13, 2021, between the Adviser and the Sub-Adviser for the Funds (consideration of both agreements together, the “Annual Approval”).
In connection with the Annual Approval, the Board requested and received a wide variety of information from the Adviser and Sub-Adviser. The materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the Funds; the Funds’ performance; the Adviser’s and Sub-Adviser’s fees and the Funds’ net total expenses; the Adviser’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters. At the meetings, representatives of the Adviser discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees and expenses to those of peer groups of similar funds, performance comparison information, the Adviser’s services and personnel and the Adviser’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval of the Investment Management and Sub-Management Agreements.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Adviser under the Investment Management Agreement and by the Sub-Adviser under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Adviser and the Sub-Adviser and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Adviser and the Sub-Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s/Sub-Adviser’s senior management and staff; the quality of the Adviser’s/Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser/Sub-Adviser, including financial statements of the Adviser and Sub-Adviser. The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with the Funds.
The Board discussed the adequacy of the resources and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.
Costs of Services and Profitability
The Adviser then discussed with the Board its costs of services provided to the Funds. The Board considered the Adviser’s and Sub-Adviser’s resources devoted to the Funds as well as the Adviser’s and Sub-Adviser’s income from the Funds and other products and the Adviser’s waiver of its fees and reimbursement of the Funds’ expenses. The Adviser then discussed its profitability analysis with respect to the Funds and the impact of the Adviser’s reimbursement of expenses with respect to the Funds. The Adviser also discussed the amendment to the Sub-Management Agreement between the Adviser and Sub-Adviser that reduced the fees allocated to the Sub-Adviser out of the Adviser’s management fee.
Compensation
The Board reviewed industry data from Strategic Insight relating to the Funds and compared the net management fees, contractual advisory fees and net total expense ratios to the net management fees, contractual advisory fees and net total expense ratios of each Fund’s peer group median data.
Performance
The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and for the year-to-date, one-year, three-year, five-year and ten-year periods each ended March 31,

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement and the Sub-Management Agreement (Unaudited)

2022. The Board also considered the Strategic Insight report containing each Fund’s Morningstar Category Rankings (annual net total returns) for the year-to-date, one-year, three-year, five-year and ten-year periods each ended March 31, 2022. The Adviser reviewed the performance attribution information for each Fund and discussed factors behind the various Funds’ performance.
Economies of Scale
The Board then considered whether the Funds would benefit from any economies of scale. The Trustees considered the Adviser’s analysis of the breakpoint fee levels of peer funds and noted that most funds within the peer group that had breakpoints were part of a larger fund complex, whereas the Adviser has a limited product line. The Trustees also took into consideration that the Adviser is operating in a segment of the market where there is less liquidity and is more costly. The Trustees noted that given the decrease in AUM from the prior year, breakpoints were currently not relevant to the Funds given their asset size.
Other Benefits
The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.
Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement, as amended, and Sub-Management Agreement, as amended, were fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as dispositive or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
10/22

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Joon Hyuk Heo
Joon Hyuk Heo, President and Principal Executive Officer

Date	December 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joon Hyuk Heo
Joon Hyuk Heo, President and Principal Executive Officer

Date	December 23, 2022

By (Signature and Title)	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial and Accounting Officer

Date	December 23, 2022